Business Combination (Details) - USD ($)				1 Months Ended		3 Months Ended	6 Months Ended
	Feb. 09, 2022	Jan. 02, 2022	Jan. 02, 2021	Jun. 22, 2022	Jan. 20, 2022	Mar. 22, 2022	Jun. 30, 2022	Jun. 30, 2021
Business Combination (Details) [Line Items]
Total cash paid				$ 840,000		$ 1,000,000
Per share value (in Shares)				3,780,000		2,142,852
Consideration per share (in Dollars per share)				$ 0.52		$ 1.22
Equity interest percentage				100.00%		100.00%
Profit and loss						$ 366,813	$ (6,339,214)	$ (1,555,183)
Total net loss		$ 589,749
Consideration description					(iii)On January 20, 2022, the Company closed an acquisition to obtain 100% equity interest in AI Malaysia. The consideration is approximately $1 (RM1).
Revenue							$ 16,942,522	$ 18,405,025
Closed an acquisition description	(iv)On February 9, 2022, the Company closed an acquisition to obtain 100% equity interest in AI Macau. The consideration is approximately $3,205 (MOP25,000).
Guangzhou GFAI [Member]
Business Combination (Details) [Line Items]
Profit and loss		486,000
Had Shenzhen GFAI [Member]
Business Combination (Details) [Line Items]
Profit and loss		661,489
Had Beijing Wanjia [Member]
Business Combination (Details) [Line Items]
Profit and loss		1,457,046
Total net loss		$ 345,824
Handshake Networking Ltd [Member]
Business Combination (Details) [Line Items]
Profit and loss			$ 46,497
Net income					$ 46,497
Revenue